Expense Example - Rising Rates Opportunity ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	172	533	918	1,998	272	835	1,425	3,022